Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
Revenue from contracts with customers within the scope of ASC 606, Revenue from Contracts with Customers (Topic 606) (“ASC 606”) is recognized when control of goods or services is transferred to the customer, in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The Company considers the terms of the contract and all relevant facts and circumstances when applying this guidance. The Company measures revenue and timing of recognition by applying the following five steps:
1.Identify the contract(s) with the customers.
2.Identify the performance obligations.
3.Determine the transaction price.
4.Allocate the transaction price to the performance obligations.
5.Recognize revenue when (or as) the entity satisfies a performance obligation.
The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.
The information presented within this Note excludes discontinued operations. Refer to Note 24, “Discontinued Operations” for further discussion regarding discontinued operations.
Performance obligations
The Company’s performance obligations are generally satisfied either at a point in time or over time, as services are rendered. Unsatisfied performance obligations at the report date are not material to the Company’s Consolidated Financial Statements.
A portion of the Company's noninterest income is derived from contracts with customers within the scope of ASC 606. The Company has disaggregated such revenues by type of service, as presented in the table below. These categories reflect how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Service charges on deposit accounts	$30,392	$24,271	$21,560
Trust and investment advisory fees	23,593	24,588	21,102
Debit card processing fees	12,644	12,118	10,277
Other non-interest income	10,670	8,446	7,228
Total noninterest income in-scope of ASC 606	77,299	69,423	60,167
Total noninterest (loss) income out-of-scope of ASC 606	(549)	28,014	23,512
Total noninterest income	$76,750	$97,437	$83,679
Additional information related to each of the revenue streams is further noted below.
Deposit Service Charges
The Company offers various deposit account products to its customers governed by specific deposit agreements applicable to either personal customers or business customers. These agreements identify the general conditions and obligations of both parties and include standard information regarding deposit account-related fees.
Deposit account services include providing access to deposit accounts as well as access to the various deposit transactional services of the Company. These transactional services are primarily those that are identified in the standard fee schedule, and include, but are not limited to, services such as overdraft protection, wire transfer, and check collection. The Company may charge monthly fixed service fees associated with the customer having access to the deposit account as well as separate fixed fees associated with and at the time specific transactions are entered into by the customer. As such, the Company considers that its performance obligations are fulfilled when customers are provided deposit account access or when the requested deposit transaction is completed.
Cash management services are a subset of the deposit service charges revenue stream. These services include automated clearing house, or ACH, transaction processing, positive pay, lockbox, and remote deposit services. These services are also governed by separate agreements entered into by the customer. The fee arrangement for these services is structured as a fixed fee per transaction which may be offset by earnings credits. An earnings credit is a discount that a customer receives based upon the investable balance in the applicable covered deposit account(s) for a given month. Earnings credits are only good for the given month. That is, if cash management fees for a given month are less than the month’s earnings credit, the remainder of the credit does not carry over to the following month. Cash management fees are recognized as revenue in the month that the services are provided. Cash management fees earned but not yet received amounted to $2.1 million and $1.8 million as of December 31, 2022 and 2021 respectively, and were included in other assets.
Trust and Investment Advisory Fees
The Company offers investment management and trust services to individuals, institutions, small businesses and charitable institutions. Each investment management product is governed by its own contract along with a separate identifiable fee schedule unique to that product. The Company also offers additional services, such as estate settlement, financial planning, tax services, and other special services quoted at the customer’s request.
The asset management and/or custody fees are primarily based upon a percentage of the monthly valuation of the principal assets in the customer’s account. Customers are also charged a base fee which is prorated over a twelve-month period. Fees for additional or special services are generally fixed in nature and are charged as services are rendered. All revenue is recognized in correlation to the monthly management fee determinations or as transactional services are provided.
Debit Card Processing Fees
The Company provides debit cards to its customers which are authorized and settled through various card payment networks, and in exchange, the Company earns revenue as determined by each payment network’s interchange program. Regardless of the network that is utilized to authorize and settle the payment, the merchant that provides the product or service to the debit card holder is ultimately responsible for the interchange payment to the Company. Debit card processing fees are recognized as card transactions are settled within each network. Debit card processing fees earned but not yet received amounted to $0.3 million as of both December 31, 2022 and 2021 and were included in other assets.
Other Noninterest Income
The Company earns various types of other noninterest income that have been aggregated into one general revenue stream in the table noted above. Noninterest income includes, but is not limited to, the following types of revenue with customers: safe deposit rent, ATM surcharge fees and customer checkbook fees. Individually, these sources of noninterest income are not material.